Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,211,573.41

Principal:
Principal Collections	$19,863,348.01
Prepayments in Full	$11,745,703.69
Liquidation Proceeds	$592,496.83
Recoveries	$95,570.04
Sub Total	$32,297,118.57
Collections	$34,508,691.98

Purchase Amounts:
Purchase Amounts Related to Principal	$554,747.32
Purchase Amounts Related to Interest	$3,352.30
Sub Total	$558,099.62

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,066,791.60

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$35,066,791.60
Servicing Fee	$547,837.63	$547,837.63	$0.00	$0.00	$34,518,953.97
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,518,953.97
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$34,518,953.97
Interest - Class A-3 Notes	$243,593.52	$243,593.52	$0.00	$0.00	$34,275,360.45
Interest - Class A-4 Notes	$253,906.00	$253,906.00	$0.00	$0.00	$34,021,454.45
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,021,454.45
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$33,935,073.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,935,073.28
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$33,872,263.53
Third Priority Principal Payment	$2,156,267.76	$2,156,267.76	$0.00	$0.00	$31,715,995.77
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$31,635,272.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,635,272.77
Regular Principal Payment	$27,210,000.00	$27,210,000.00	$0.00	$0.00	$4,425,272.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$4,425,272.77
Residuel Released to Depositor	$0.00	$4,425,272.77	$0.00	$0.00	$0.00
Total		$35,066,791.60

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$2,156,267.76
First Priority Principal Payment					$27,210,000.00
Total					$29,366,267.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$29,366,267.76	$62.03	$243,593.52	$0.51	$29,609,861.28	$62.54
Class A-4 Notes	$0.00	$0.00	$253,906.00	$1.32	$253,906.00	$1.32
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$29,366,267.76	$21.16	$727,413.44	$0.52	$30,093,681.20	$21.68

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$298,277,778.52	0.6300756	$268,911,510.76	0.5680429
Class A-4 Notes	$192,840,000.00	1.0000000	$192,840,000.00	1.0000000
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$586,347,778.52	0.4225108	$556,981,510.76	0.4013500

Pool Information
Weighted Average APR	4.100%	4.099%
Weighted Average Remaining Term	38.07	37.32
Number of Receivables Outstanding	43,545	42,472
Pool Balance	$657,405,161.59	$624,429,341.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$586,347,778.52	$556,981,510.76
Pool Factor	0.4273505	0.4059143

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$67,447,830.35
Targeted Overcollateralization Amount	$67,447,830.35
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,447,830.35

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	May 2012
Payment Date	6/15/2012
Transaction Month	23

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		102	$219,524.63
(Recoveries)		135	$95,570.04
Net Losses for Current Collection Period			$123,954.59
Cumulative Net Losses Last Collection Period			$8,403,564.08
Cumulative Net Losses for all Collection Periods			$8,527,518.67

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.23%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.10%	760	$13,115,649.23
61-90 Days Delinquent	0.23%	74	$1,405,134.47
91-120 Days Delinquent	0.06%	17	$374,095.49
Over 120 Days Delinquent	0.17%	67	$1,089,600.06
Total Delinquent Receivables	2.56%	918	$15,984,479.25

Repossession Inventory:
Repossessed in the Current Collection Period		40	$706,120.82
Total Repossessed Inventory		50	$976,704.18

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4921%
Preceding Collection Period			0.2629%
Current Collection Period			0.2321%
Three Month Average			0.3290%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3145%
Preceding Collection Period			0.3605%
Current Collection Period			0.3720%
Three Month Average			0.3490%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer